Foreclosed Real Estate and Repossessed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Foreclosed Real Estate and Repossessed Assets [Abstract]
Analysis of the allowance for losses on foreclosed assets

	2012	2011	2010
Balance at beginning of year	$20,022	$9,533	$356
Provision for losses	14,126	17,196	10,925
Charge-offs	(15,048)	(6,707)	(1,748)

Balance at end of year	$19,100	$20,022	$9,533

Expenses applicable to foreclosed real estate and repossessed assets

	2012	2011	2010
Losses on sale of foreclosed real estate	$8,524	$4,900	$303
Provision for losses	14,126	17,196	10,925
Operating expenses	3,098	4,226	2,078

Total	$25,748	$26,322	$13,306